Cover	Jul. 29, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	MADRIGAL PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33277
Entity Tax Identification Number	04-3508648
Entity Address, Address Line One	1001 Conshohocken State Road,
Entity Address, Address Line Two	Suite 2-350
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	267
Local Phone Number	824-2827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	MDGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001157601
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	Four Tower Bridge
Entity Address, Address Line Two	200 Barr Harbor Drive,
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428